UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     August 12, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $384,576 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CATALYTICA ENERGY SYS INC      COM              148884109     5325  2730700 SH       SOLE                  2730700
CITIBANK WEST FSB SAN FRAN C   CONT LITIG REC   17306J202      252  1941200 SH       SOLE                  1941200
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110     2242 12455418 SH       SOLE                 12455418
HUDSON CITY BANCORP            COM              443683107    13226  1159200 SH       SOLE                  1159200
NEWS CORP                      CL B             65248E203    55633  3299700 SH       SOLE                  3299700
NEWS CORP                      CL A             65248E104   110459  6826900 SH       SOLE                  6826900
NTL INC DEL                    COM              62940M104    13698   200200 SH       SOLE                   200200
OMNOVA SOLUTIONS INC           COM              682129101    37280  8000000 SH       SOLE                  8000000
QLT INC                        COM              746927102    20861  2002000 SH       SOLE                  2002000
RADVISION LTD                  ORD              M81869105    47104  3544300 SH       SOLE                  3544300
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1 85590AAJ3    48953 40750000 PRN      SOLE                 40750000
TELEWEST GLOBAL INC            COM              87956T107     2278   100000 SH       SOLE                   100000
UNISOURCE ENERGY CORP          COM              909205106     3629   118000 SH       SOLE                   118000
USA MOBILITY INC               COM              90341G103     9381   319500 SH       SOLE                   319500
VIAD CORP                      COM NEW          92552R406    14255   503000 SH       SOLE                   503000